Warrants at Fair Value (Tables)	12 Months Ended
Dec. 31, 2017
Warrants At Fair Value [Abstract]
Schedule of warrants valuation assumptions of investors' warrants
		As of March 7, 2017	As of February 16, 2017
	As of December 31, 2017	(Second Issuance date)	(First Issuance date)

Risk-free interest rate (1)	1.91%	2.11%	2.05%
Expected volatility (2)	65%	70.26%	70.22%
Contractual term life (in years) (3)	4.6	5.5	5.5
Dividend yield (4)	0%	0%	0%

(1)	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.

(2)	Expected volatility - was calculated based on actual historical share price movements of the Company over a term that is equivalent to the contractual term of the option. If the change in standard deviation for that warrants shifted +/- 5%, the impact on profit or loss would be $197 thousands and $204 thousands, respectively. The higher the standard deviation, the higher the fair value.

(3)	Expected life - the expected life was based on the expiration date of the warrants.

(4)	Dividend yield - was based on the fact that the Company has not paid dividends to its shareholders in the past and does not expect to pay dividends to its shareholders in the future.